RELATED PARTY (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 09, 2023	Jul. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Jan. 30, 2023	Oct. 19, 2022	Oct. 15, 2022	Oct. 29, 2021
Related Party Transaction [Line Items]
Stock issued during period shares new issues, shares		18,000
Share price									$ 12.00
Deep Medicine Acquisition Corp [Member]
Related Party Transaction [Line Items]
Accrued expense related parties							$ 6,000	$ 21,000
Officers compensation			$ 15,000	$ 15,000	$ 45,000	$ 45,000	$ 60,000	60,000
Share price			$ 0.02		$ 0.02		$ 0.02								$ 0.20
Deposits into trust account															$ 127,765,000
Marketable securities held in Trust Account			$ 6,703,330		$ 6,703,330		$ 9,160,803	127,760,867
Working capital loans			$ 1,500,000		$ 1,500,000		$ 1,500,000
Debt conversion price			$ 10.00		$ 10.00		$ 10.00
Working capital loans outstanding							$ 0	0
Accrued non cash compensation							6,000
Deep Medicine Acquisition Corp [Member] | Sponsor Affiliate Notes [Member]
Related Party Transaction [Line Items]
Debt instrument face amount	$ 300,000													$ 1,265,000
Deposits into trust account												$ 50,000	$ 1,265,000
Deep Medicine Acquisition Corp [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument face amount										$ 84,617
Deep Medicine Acquisition Corp [Member] | Sponsor and Affiliates [Member]
Related Party Transaction [Line Items]
Loans payable			$ 2,065,000		$ 2,065,000		1,865,000
Proceeds from unsecured notes payable					500,000
Deep Medicine Acquisition Corp [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Loans payable							500,000
Proceeds from unsecured notes payable					500,000
Debt instrument face amount	300,000
Marketable securities held in Trust Account											$ 300,000
Deep Medicine Acquisition Corp [Member] | Sponsor And Its Affiliates [Member]
Related Party Transaction [Line Items]
Loans payable							1,865,000	500,000
Deep Medicine Acquisition Corp [Member] | Sponsor And Its Affiliates [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Proceeds from unsecured notes payable							500,000
Deep Medicine Acquisition Corp [Member] | Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Accrued liabilities							0	$ 15,000
Deep Medicine Acquisition Corp [Member] | Chief Financial Officer [Member] | Starting from August 1, 2020 [Member]
Related Party Transaction [Line Items]
Officers compensation					$ 5,000		$ 5,000
Deep Medicine Acquisition Corp [Member] | Officers and Directors [Member]
Related Party Transaction [Line Items]
Stock issued during period shares new issues, shares					300,000		300,000
Deep Medicine Acquisition Corp [Member] | Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument face amount	300,000
Marketable securities held in Trust Account	100,000
Periodic payment	50,000
Deposit held in trust account	$ 100,000